Interests in associates and joint ventures - Principal associates of HSBC (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Bank of Communications Co., Limited
Disclosure of associates [line items]
Carrying amount	$ 23,344	$ 23,307
Fair value	9,363	8,141
Saudi Awwal Bank
Disclosure of associates [line items]
Carrying amount	4,704	4,494
Fair value	$ 6,479	$ 6,602